UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE APPRECIATION FUND

FORM N-Q

JANUARY 31, 2017

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited)	January 31, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 95.8%
CONSUMER DISCRETIONARY - 12.1%
Auto Components - 0.2%
Autoliv Inc.	98,870	$11,435,304

Hotels, Restaurants & Leisure - 0.6%
McDonald’s Corp.	290,499	35,606,462

Household Durables - 0.2%
Toll Brothers Inc.	475,389	14,908,199	*

Media - 6.5%
Comcast Corp., Class A Shares	3,184,726	240,192,035
Walt Disney Co.	1,150,268	127,277,154

Total Media		367,469,189

Specialty Retail - 4.6%
Home Depot Inc.	1,284,197	176,679,823
TJX Cos. Inc.	1,090,420	81,694,267

Total Specialty Retail		258,374,090

TOTAL CONSUMER DISCRETIONARY		687,793,244

CONSUMER STAPLES - 8.4%
Beverages - 2.1%
Coca-Cola Co.	1,441,433	59,920,370
PepsiCo Inc.	563,565	58,486,775

Total Beverages		118,407,145

Food & Staples Retailing - 2.7%
CVS Health Corp.	1,039,812	81,947,584
Wal-Mart Stores Inc.	1,057,192	70,556,994

Total Food & Staples Retailing		152,504,578

Food Products - 1.3%
General Mills Inc.	321,622	20,094,943
Kraft Heinz Co.	296,946	26,514,308
Mondelez International Inc., Class A Shares	700,039	30,997,727

Total Food Products		77,606,978

Household Products - 2.3%
Kimberly-Clark Corp.	473,521	57,357,599
Procter & Gamble Co.	815,707	71,455,933

Total Household Products		128,813,532

TOTAL CONSUMER STAPLES		477,332,233

ENERGY - 5.6%
Energy Equipment & Services - 1.0%
Schlumberger Ltd.	647,458	54,198,709

Oil, Gas & Consumable Fuels - 4.6%
Anadarko Petroleum Corp.	618,641	43,014,109
Chevron Corp.	637,726	71,010,790
Exxon Mobil Corp.	1,517,966	127,342,168
Occidental Petroleum Corp.	294,201	19,938,002

Total Oil, Gas & Consumable Fuels		261,305,069

TOTAL ENERGY		315,503,778

FINANCIALS - 14.8%
Banks - 7.3%
Bank of America Corp.	1,848,949	41,860,205
BB&T Corp.	440,282	20,336,626
Citigroup Inc.	726,224	40,545,086

JPMorgan Chase & Co.	1,980,472	167,607,345
U.S. Bancorp	1,174,204	61,821,841
Wells Fargo & Co.	1,414,587	79,683,686

Total Banks		411,854,789

See Notes to Schedule of Investments.

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
Capital Markets - 0.4%
Bank of New York Mellon Corp.	556,091	$24,873,950

Consumer Finance - 1.3%
Synchrony Financial	2,022,110	72,431,980

Diversified Financial Services - 2.8%
Berkshire Hathaway Inc., Class A Shares	653	160,625,169	*

Insurance - 3.0%
MetLife Inc.	569,505	30,986,767
Travelers Cos. Inc.	1,174,013	138,275,251

Total Insurance		169,262,018

TOTAL FINANCIALS		839,047,906

HEALTH CARE - 15.1%
Biotechnology - 2.0%
Amgen Inc.	426,251	66,785,006
BioMarin Pharmaceutical Inc.	105,106	9,210,439	*
Celgene Corp.	207,558	24,107,862	*
Regeneron Pharmaceuticals Inc.	37,214	13,370,618	*

Total Biotechnology		113,473,925

Health Care Equipment & Supplies - 1.6%
Becton, Dickinson & Co.	194,555	34,492,656
Medtronic PLC	737,762	56,084,667

Total Health Care Equipment & Supplies		90,577,323

Health Care Providers & Services - 3.5%
Aetna Inc.	480,847	57,033,263
UnitedHealth Group Inc.	864,331	140,108,055

Total Health Care Providers & Services		197,141,318

Life Sciences Tools & Services - 1.0%
Thermo Fisher Scientific Inc.	384,127	58,537,114

Pharmaceuticals - 7.0%
Bristol-Myers Squibb Co.	900,670	44,276,937
Johnson & Johnson	1,181,350	133,787,887
Merck & Co. Inc.	1,830,351	113,463,458
Pfizer Inc.	2,295,790	72,845,417
Roche Holding AG, ADR	1,042,936	31,246,363

Total Pharmaceuticals		395,620,062

TOTAL HEALTH CARE		855,349,742

INDUSTRIALS - 9.2%
Aerospace & Defense - 2.4%
Raytheon Co.	637,280	91,870,285
United Technologies Corp.	398,974	43,755,478

Total Aerospace & Defense		135,625,763

Air Freight & Logistics - 1.4%
United Parcel Service Inc., Class B Shares	732,123	79,896,583

Commercial Services & Supplies - 1.0%
Waste Management Inc.	789,689	54,883,386

Industrial Conglomerates - 4.4%
3M Co.	384,963	67,299,232
General Electric Co.	2,840,079	84,350,346
Honeywell International Inc.	848,870	100,438,298

Total Industrial Conglomerates		252,087,876

TOTAL INDUSTRIALS		522,493,608

See Notes to Schedule of Investments.

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 21.2%
Communications Equipment - 1.0%
Cisco Systems Inc.	1,858,140	$57,082,061

Internet Software & Services - 4.5%
Alphabet Inc., Class A Shares	99,902	81,938,621	*
Alphabet Inc., Class C Shares	111,016	88,456,439	*
Facebook Inc., Class A Shares	651,134	84,855,783	*

Total Internet Software & Services		255,250,843

IT Services - 4.0%
Automatic Data Processing Inc.	865,230	87,379,578
International Business Machines Corp.	294,200	51,343,784
Visa Inc., Class A Shares	1,104,431	91,347,488

Total IT Services		230,070,850

Semiconductors & Semiconductor Equipment - 1.1%
Intel Corp.	777,590	28,630,863
Texas Instruments Inc.	426,772	32,238,357

Total Semiconductors & Semiconductor Equipment		60,869,220

Software - 7.7%
Adobe Systems Inc.	625,788	70,951,843	*
Microsoft Corp.	3,810,305	246,336,218
Oracle Corp.	1,345,289	53,959,542
Red Hat Inc.	432,050	32,783,954	*
SAP SE, ADR	343,723	31,454,092

Total Software		435,485,649

Technology Hardware, Storage & Peripherals - 2.9%
Apple Inc.	1,337,609	162,318,852

TOTAL INFORMATION TECHNOLOGY		1,201,077,475

MATERIALS - 4.3%
Chemicals - 4.3%
E.I. du Pont de Nemours & Co.	584,397	44,121,973
Ecolab Inc.	492,681	59,185,769
PPG Industries Inc.	1,392,208	139,234,722

TOTAL MATERIALS		242,542,464

REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
American Tower Corp.	586,241	60,675,944
Forest City Realty Trust Inc., Class A Shares	1,013,744	22,951,164

TOTAL REAL ESTATE		83,627,108

TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.6%
AT&T Inc.	2,253,974	95,027,544
Verizon Communications Inc.	1,014,690	49,729,957

TOTAL TELECOMMUNICATION SERVICES		144,757,501

UTILITIES - 1.0%
Electric Utilities - 0.7%
Eversource Energy	443,784	24,550,131
NextEra Energy Inc.	113,750	14,073,150

Total Electric Utilities		38,623,281

Multi-Utilities - 0.3%
Sempra Energy	156,730	16,047,585

TOTAL UTILITIES		54,670,866

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,434,980,307)		5,424,195,925

See Notes to Schedule of Investments.

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 4.2%
State Street Institutional Treasury Money Market Fund, Premier Class	0.424%	236,943,560	$236,943,560
State Street Institutional Liquid Reserves Fund, Premier Class	0.787%	64,301	64,301

TOTAL SHORT-TERM INVESTMENTS (Cost - $237,007,861)			237,007,861

TOTAL INVESTMENTS - 100.0% (Cost - $2,671,988,168#)			5,661,203,786
Liabilities in Excess of Other Assets - (0.0)%			(2,353,518)

TOTAL NET ASSETS - 100.0%			$5,658,850,268

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Appreciation Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$5,424,195,925	—	—	$5,424,195,925

Short-Term Investments†	237,007,861	—	—	237,007,861

Total Investments	$5,661,203,786	—	—	$5,661,203,786

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At January 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,992,918,809
Gross unrealized depreciation	(3,703,191)

Net unrealized appreciation	$2,989,215,618

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 27, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 27, 2017